Administrative Expenses - Schedule of Administration Expenses (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Administration expenses [abstract]
Administrative expenses	$ (214,666)	$ (217,130)	$ (164,294)
Maintenance and repair of fixed assets	(31,673)	(34,754)	(23,226)
Office lease	(36,201)	(36,482)	(26,308)
Equipment lease	(2,925)	(2,890)	(2,649)
Insurance payments	(20,704)	(22,624)	(14,953)
Office supplies	(1,885)	(2,228)	(2,004)
IT and communications expenses	(43,667)	(41,872)	(25,860)
Utilities and other services	(4,443)	(5,022)	(4,240)
Security and transportation of securities services	(5,250)	(4,691)	(3,469)
Representation and personnel travel expenses	(3,612)	(3,347)	(2,427)
Legal and notarial expenses	(15,112)	(9,546)	(7,232)
Technical report fees	(11,626)	(11,274)	(7,096)
Professional services fees	(1,825)	(2,358)	(2,535)
Fees for classification of titles	(134)	(1,613)	(888)
Fines	(6,059)	(75)	(728)
ATM maintenance and management services	(2,630)	(5,837)	(5,855)
Temporary external services	(545)	(812)	(201)
Postage and mailing expenses	(1,341)	(1,397)	(2,864)
Internal events	(248)	(666)	(237)
Commercial programs	(1,242)	(1,253)	(732)
Credit card management services	(3,102)	(4,363)	(2,609)
Other administrative expenses	(20,442)	(24,026)	(28,181)
Subcontracted services	(22,303)	(24,724)	(23,609)
Data processing	(13,044)	(14,733)	(14,369)
Products sales	(275)	(832)	(435)
Others	(8,984)	(9,159)	(8,805)
Board of Directors compensation	(1,529)	(1,394)	(1,056)
Marketing and advertising	(14,384)	(16,268)	(8,322)
Real estate taxes, contributions and levies	(38,854)	(46,106)	(37,923)
Real estate taxes	(393)	(671)	(443)
Patents	(1,121)	(1,430)	(1,665)
Other taxes	(29,324)	(36,031)	(29,591)
Contributions to SBIF	(8,016)	(7,974)	(6,224)
Totals	$ (291,736)	$ (305,622)	$ (235,204)